Combined And Consolidated Statement Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Combined And Consolidated Statement Of Equity [Abstract]
Other Income Tax Expense (Benefit), Continuing Operations	$ 4,695
Other comprehensive income (loss), tax benefit		13,823	1,447	3,520
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ 162,003	$ 189,582	$ 106,474